Operating and Finance Leases (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Operating Leases
Lease expense	$ 111,997	$ 115,709	$ 479,389
Sublease rental income	(2,754)		(9,173)
Net lease expense	109,243	115,709	470,216
Finance Leases
Amortization of right-of-use	3,090		1,569
Interest on lease liabilities	516		348
Total finance lease cost	$ 3,606		$ 1,917